UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07618

                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                                  Principal
                                                     Amount
                                                      (000)             Value
-----------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--97.8%
Long-Term Municipal Bonds--96.2%
Arizona--79.7%
Arizona Cap Facs Fin Corp Student Hsg Rev
   (Arizona St Univ Proj) Ser 00
   6.25%, 9/01/32                                 $   2,000      $  2,080,220
Arizona Health Facs Auth Rev
   (Blood Systems, Inc.) Ser 04
   5.00%, 4/01/19                                       750           771,750
Arizona Sate Trans Brd Hwy Rev
   Ser 04B
   5.00%, 7/01/24                                     4,000         4,241,880
Arizona School Brd Fac Rev
   Ser 01
   5.00%, 7/01/19                                     6,730         7,202,513
Arizona School Facs Brd Rev
   AMBAC Ser 04
   9.704%, 7/01/16(a)                                 5,000         6,720,300
Arizona Student Loan Auth
   (Student Loan Rev)
   Ser 99B-1 AMT
   5.90%, 5/01/24                                     1,500         1,592,700
Arizona Tourism & Sports Auth Tax Rev
   (Multipurpose Stadium Fac) MBIA Ser 03A
   5.00%, 7/01/25                                     2,400         2,511,456
Estrella Mtn Ranch Cmnty Fac Dist
   (Golf Village) Ser 01A
   7.875%, 7/01/25                                    3,706         4,109,250
   (Desert Village)
   7.375%, 7/01/27                                    2,000         2,057,680
Gilbert Wtr Res Mun Ppty Corp.
     Wastewater Sys & Util Rev)
   Ser 04
   4.90%, 4/01/19                                     2,500         2,502,950
Glendale IDA Ed Fac
   (Midwestern Univ) Ser 01A
   5.875%, 5/15/31                                    3,770         4,019,649
   (Midwestern Univ) CONNIE LEE
   Ser 96A
   6.00%, 5/15/26                                       475           503,234
Goodyear Cmnty Fac Dist
   (Palm Valley) Ser 96C
   7.25%, 7/01/16                                     3,437         3,610,775
Goodyear IDA Water & Sewer Rev
   (Litchfield Pk Svc Proj) Ser 99 AMT
   5.95%, 10/01/23                                    3,160         3,255,464
Hassayampa Cmnty Fac Dist #2
   (Forest Ridge Estates) Ser 00
   7.50%, 7/01/24                                       855           945,237
Hassayampa Cmnty Fac District
   Ser 96
   7.75%, 7/01/21                                     3,005         3,244,408
Maricopa Cnty  MFHR
   (Syl-Mar Apts Proj) GNMA Ser 01 AMT
   6.10%, 4/20/36                                     2,470         2,656,337
   (Tierra Antigua Proj)
   AMBAC Ser 01A-1 AMT
   5.40%, 6/01/34                                     2,765         2,820,687

                                                  Principal
                                                     Amount
                                                      (000)             Value
-----------------------------------------------------------------------------
Maricopa Cnty SFMR
   (Mortgage Rev)
   GNMA/FNMA/FHLMC AMT
   Ser 00-1C
   6.25%, 12/01/30                                $     315      $    322,478
   Ser 01
   5.63%, 3/01/33                                     1,655         1,697,004
   Ser 02-B1
   6.200%, 3/01/34                                    1,435         1,566,288
Mesa Cnty IDA Health Fac
   (Discovery Hlth Sys) MBIA Ser 99A
   5.750%, 1/01/25                                   15,000        16,335,149
Mohave Cnty IDA MFHR
   (Chris & Silver Ridge) GNMA Ser 96
   6.375%, 11/01/31                                     295           313,741
Northern Arizona University Ctfs Partn
   (Northern Arizona University Research Projs)
   AMBAC Ser 04
   5.125%, 9/01/22-9/01/24                            7,140         7,729,237
Phoenix Hlth Facs Auth Hosp Rev
   (Children's Hospital) Ser 02A
   6.000%, 2/15/32                                    5,700         5,750,901
Phoenix IDA SFMR
   (Mortgage Rev) GNMA Ser 02A-1 AMT
   5.75%, 9/01/33                                       640           658,106
Pima Cnty IDA MFHR
   (La Hacienda) GNMA Ser 99
   7.00%, 12/20/31                                    1,290         1,397,367
Pima Cnty IDA SFMR
   (Mortgage Rev) GNMA/FNMA AMT
   Ser 99B-1
   6.10%, 5/01/31                                       315           327,455
   Ser 01A-1
   5.35%, 11/01/24                                      265           269,810
Pinal Cnty Ctfs Partn
  Ser 04
   5.00%, 12/01/24                                    3,780         3,877,864
Pinal Cnty Prop Corp.
AMBAC Ser 01
   5.125%, 6/01/21                                    1,000         1,071,910
Pronghorn Ranch Cmnty Fac Dist
   Ser 01
   7.00%, 7/15/27                                     2,000         2,089,060
Scottsdale IDA Hosp Rev
   (Scottsdale Healthcare) Ser 01
   5.80%, 12/01/31                                    1,700         1,790,100
Show Low Assessment Dist # 6
   (Torreon) ACA Ser 00
   6.00%, 1/01/18                                       975         1,055,291
Stoneridge Cmnty Fac Dist
   Ser 01
   6.75%, 7/15/26                                     4,500         4,738,005
Sundance Cmnty Fac Dist
   Ser 02
   7.75%, 7/01/22                                     2,900         2,965,308
Tax Exempt Mun Infrastructure Impt TR MD
   Ser 04B - CL A
   4.05%, 12/01/08(b)                                 4,470         4,473,084
Tolleson IDA MFHR
   (Copper Cove) GNMA Ser 01A AMT
   5.50%, 11/20/41                                    5,825         5,998,469
Tucson & Pima Hsg Fin Auth SFMR
   (Mortgage Rev) GNMA/FNMA AMT
   Ser 01
   6.35%, 1/01/34                                     2,450         2,564,783
   Ser 02A
   5.50%, 1/01/35                                       995         1,016,532
Tucson Airport Auth Rev
   AMBAC Ser 01 AMT
   5.35%, 6/01/31                                     6,475         6,712,438

                                                  Principal
                                                     Amount
                                                      (000)             Value
-----------------------------------------------------------------------------
Tucson Arizona COP
   MBIA Ser 04A
   5.00%, 7/01/23-7/01/24                         $   6,100      $  6,456,216
Tucson Higher Ed
   (University Arizona) AMBAC Ser 02A
   5.00%, 7/15/32                                     1,000         1,025,830
University AZ Ctfs Partn
   AMBAC Ser 03
   6.704%, 6/01/15(a)                                 4,020         4,989,302
Village at Litchfield Park Cmnty Fac Dist
   (Litchfield Pk Svc Proj) Ser 01
   6.375%, 7/15/26                                    3,250         3,375,580
   Vistancia Cmnty  Fac Dist Ser 02
   6.75%, 7/15/22                                     2,000         2,060,320
Yavapai Cnty Hosp Rev
   (Regional Medical Center) RADIAN
   Ser 03A
   5.25%, 8/01/21                                     4,000         4,246,360
                                                                 ------------
                                                                  151,720,478
                                                                 ------------
California--3.1%
California State GO
   5.00%, 2/01/33                                     4,020         4,103,234
   5.25%, 4/01/27                                     1,750         1,836,048
                                                                 ------------
                                                                    5,939,282
                                                                 ------------
Florida--1.1%
Double Branch Cmnty Dev Dist
(Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                     1,000         1,079,560
Fiddler's Creek Cmnty Dev Dist
   Ser 99B
   5.80%, 5/01/21                                       990           999,158
                                                                 ------------
                                                                    2,078,718
                                                                 ------------
Puerto Rico--10.6%
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22(c)                                  8,000         8,684,800
Puerto Rico GO
   FGIC Ser 02A
   5.00%, 7/01/32                                     2,500         2,797,550
Puerto Rico Hsg Fin Corp. SFMR
   (Mortgage Rev) GNMA, Ser 98A AMT
   5.20%, 12/01/32                                    3,490         3,541,163
Puerto Rico Hwy & Trans Auth Rev
   FSA Ser 02D
   5.00%, 7/01/32                                     3,400         3,509,242
Puerto Rico Ind Fin Auth Hlth Fac
   (Ascension Health) Ser 00A
   6.125%, 11/15/30                                   1,500         1,678,545
                                                                 ------------
                                                                   20,211,300
                                                                 ------------
Texas--1.0%
Texas Turnpike Auth Rev
   AMBAC Ser 02A
   5.50%, 8/15/39                                     1,750         1,887,358
                                                                 ------------
Virgin Islands--0.7%
Virgin Islands Pub Fin Auth Rev
   ACA Ser 03
   5.00%, 10/01/31                                    1,250         1,264,325
                                                                 ------------
Total Long-Term Municipal Bonds
     (cost $175,081,665)                                          183,101,461
                                                                 ------------

                                                  Principal
                                                     Amount
                                                      (000)             Value
-----------------------------------------------------------------------------
Short-Term Municipal Notes--1.6%
Arizona--0.5%
  Coconino Cnty PCR
   (Arizona Public Service Co.)
   Ser 98 AMT
   2.17%, 11/01/33(d)                             $   1,000      $  1,000,000
                                                                 ------------
Indiana--1.1%
Whiting Ind Environmental Fac Rev
   (BP Products North America) Ser 03
   2.23%, 1/01/38                                     2,000         2,000,000
                                                                 ------------
Total Short-Term Municipal Notes
     (cost 3,000,000)                                               3,000,000
                                                                 ------------
Total Investments--97.8%
     (cost $178,081,665)                                          186,101,461
Other assets less liabilities--2.2%                                 4,261,023
                                                                 ------------

Net Assets--100%                                                 $190,362,484
                                                                 ------------

INTEREST RATE SWAP CONTRACTS

                                                                              Rate Type
                                                             -------------------------------------------
                          Notional Amount      Termination     Payment made     Payments received by the  Unrealized Appreciation/
   Swap Counterpart            (000)              date       by the Portfolio          Portfolio              (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
                                                                76.48% of 1
      Goldman Sachs          $11,100           2/03/2006       Month LIBOR+               BMA*                 $  (8,534)

                                                                                       85.10% of
      Merrill Lynch          $11,100           2/03/2006           BMA*              1 Month LIBOR+               43,950


* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--99.2%
Long-Term Municipal Bonds--99.2%
Florida--92.2%
Beacon Tradeport Cmnty Dev Dist
   Ser 02B
   7.25%, 5/01/33                                 $   1,770      $   1,883,829
Bonnet Creek Resort Cmnty Dev Dist
   Ser 02
   7.25%, 5/01/18                                     2,000          2,121,000
Capital Trust Agy Arpt Fac
   (Cargo Acq Grp) Ser 02 AMT
   6.25%, 1/01/19                                       500            509,130
   (Cargo Acq Grp) Ser 03 AMT
   5.75%, 1/01/32                                     2,000          1,978,740
Concorde Estates Cmnty Dev Dist
   Ser 04B
   5.00%, 5/01/11                                     1,600          1,604,496
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                     2,240          2,380,269
Dade Cnty Hsg Fin Auth MFHR
   (Golden Lakes Apts) Ser 97A AMT
   6.00%, 11/01/32                                      250            255,420
   6.05%, 11/01/39                                      750            773,595
Deltona Util Sys Rev
   MBIA Ser 03
   5.125%, 10/01/27                                   2,440          2,565,221
Escambia Cnty Hsg Fin Auth SFMR
   (Mortgage Rev) GNMA Ser 95B AMT
   6.25%, 4/01/28                                     7,560          7,742,801
Escambia Cnty PCR
   (Champion Int'l Corp) Ser 96 AMT
   6.40%, 9/01/30                                     5,000          5,183,000
Florida Hsg Fin Agy MFHR
   (Turtle Creek Apts) AMBAC Ser 96C AMT
   6.20%, 5/01/36                                     3,245          3,357,699
Florida Hsg Fin Corp MFHR
   (Cobblestone Apts)
   GNMA Ser 00K-1 AMT
   6.10%, 6/01/42                                     7,795          8,254,905
   (Logans Pointe Apts) FSA Ser 99 AMT
   6.00%, 6/01/39                                     5,080          5,330,038
   (Mystic Pointe II) GNMA Ser 00 AMT
   6.30%, 12/01/41                                    1,165          1,245,152
   (Raintree Apts) GNMA Ser 00 AMT
   6.05%, 3/01/42(c)                                  5,810          6,125,657
   (Sabal Chase Apts) FSA Ser 00 AMT
   6.00%, 5/01/40                                     3,650          3,802,059
   (Spring Harbor Apts) Ser 99C-1 AMT
   5.90%, 8/01/39                                     2,540          2,631,516
   (Walker Ave Club) FSA Ser 00L-1 AMT
   6.00%, 12/01/38                                    3,435          3,597,888
   (Waverly Apts) FSA Ser 00C-1 AMT
   6.50%, 7/01/40                                     2,790          2,991,968
Florida State  Brd of Ed Lottery Rev
   Ser 03A
   5.00%, 7/01/19                                     4,890          5,296,799
Florida State Brd of Ed GO
   MBIA Ser 02A
   5.00%, 6/01/32                                     2,500          2,568,950
Gateway Cmnty Dev Dist
   (Sun City) Ser 03B
   5.50%, 5/01/10                                       745            763,133
Hamal Cmnty Dev Dist
   6.65%, 5/01/21                                     1,100          1,156,089
Herons Glen Recreation District
   Ser 99
   5.90%, 5/01/19                                     2,680          2,763,080

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Highlands Cnty Hlth Facs Auth
   (Adventist/Sunbelt Hosp) Ser 01A
   6.00%, 11/15/31                                $   2,000      $   2,158,060
Hillsborough Cnty Arpt Auth
   (Tampa Int'l Arpt) FGIC Ser 96A AMT
   6.00%, 10/01/23                                    1,500          1,575,465
Jacksonville Electrical  Auth
   MBIA Ser 02A(e)
   5.50%, 10/01/41                                    5,000          5,304,200
AMBAC Ser 02B
   5.00%, 10/01/26                                    3,925          4,072,580
   Series 02A
   5.50%, 10/01/41                                    3,750          4,025,250
Lakeland Water & Wastewtr Floater Rev
   Ser 04
   8.25%, 10/01/10(a)                                 5,000          5,525,800
Lee Cnty Arpt Rev
   (Southwest Int'l Arpt) FSA Ser 00A AMT
   6.00%, 10/01/32                                   18,000         19,642,859
Lee Cnty Hlth Facs Auth Rev
   (Shell Point) Ser 99A
   5.50%, 11/15/29                                    2,000          1,970,820
Manatee Cnty Hsg Fin Agy SFMR
   (Mortgage Rev) GNMA
   Ser 96-1 AMT
   5.625%, 11/01/14                                      70             70,139
   (Mortgage Rev) GNMA
   Ser 99 AMT
   6.25%, 11/01/28                                      920            937,710
Marshall Creek Cmnty Dev Dist
   Ser 02A
   6.625%, 5/01/32                                    1,000          1,052,480
Miami Beach Health Facs Auth Rev
   (Mt Sinai Med Ctr) Ser 01A
   6.80%, 11/15/31                                    4,100          4,336,242
Miami-Dade Cnty Hsg Fin Agy MFHR
   (Cntry Club Villas Apts) Ser 99A AMT
   6.20%, 10/01/39                                    5,145          5,384,963
Miami-Dade Cnty Hsg Fin Agy SFMR
   (Mortgage Rev) GNMA/FNMA AMT
   6.00%, 10/01/32                                    1,290          1,321,012
   (Marbrisa Apts) FSA Ser 00-2A AMT
   6.15%, 8/01/38                                     1,515          1,621,762
Miromar Lakes Cmnty Dev Dist
   Ser 00A
   7.25%, 5/01/12                                     3,445          3,667,134
North Broward Hosp Rev
   Ser 01
   6.00%, 1/15/31                                     1,700          1,800,708
North Miami Hlth Facs Auth Rev
   (Catholic Hlth Svcs Oblig Grp) Ser 96
   6.00%, 8/15/24                                     1,200          1,244,616
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32                                     1,120          1,155,078
Northern Palm Beach Cnty Impt Dist
   (Mirasol Unit #43)
   6.10%, 8/01/21                                       710            741,439
   6.125%, 8/01/31                                    1,000          1,035,110
Okeechobee Cnty Solid Waste Rev
   (Waste Management) Ser04A AMT
   4.20%, 7/01/39                                     3,500          3,545,640
Orange Cnty Sch Brd Ctfs Partn
   Ser 645
   13.163%, 8/01/10 (d)                               2,000          2,851,000
Orange Cnty Hospital Rev
   (Orlando Regional) Ser 02
   5.75%, 12/01/32                                    1,320          1,407,886
Orange Cnty Hsg Fin Auth MFHR
   (Loma Vista Proj) Ser 99G AMT
   5.50%, 3/01/32                                     6,500          6,356,090

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Orange County Hlth Facs Auth Rev
   (Mayflower Retirement Proj)
   Asset Gty Ser 99
   5.25%, 6/01/29                                 $   1,060      $   1,097,969
Orlando Util Cmnty Wtr & Elec Rev
   Ser 02C
   5.00%, 10/01/27                                    7,000          7,235,340
Osceola Cnty Sch Brd CTFS Partn
   Ser 04A
   5.00%, 6/01/23                                     2,955          3,132,536
Palm Beach Cnty IDR
   (Lourdes-McKeen Residence) Ser 96
   6.625%, 12/01/26                                   4,000          4,400,400
Preserve at Wilderness Lake
   Cmnty Dev Dist
   Ser 02A
   7.10%, 5/01/33                                     1,485          1,588,401
South Miami Health Facs Hosp Rev
   (Baptist Health)
   5.25%, 11/15/33                                    2,000          2,047,460
St. Johns Cmnty Dev Dist
   (Julington Creek Plantation) Ser 97
   7.125%, 5/01/19                                    7,725          8,718,743
Tallahassee Hosp Rev
   (Tallahassee Memorial) Ser 00
   6.375%, 12/01/30                                   2,750          2,824,470
Tampa Higher Ed
   (Tampa University Proj) RADIAN Ser 02
   5.625%, 4/01/32                                    3,175          3,425,889
Village Ctr Cmnty Dev Dist
   5.125%, 10/01/28                                   1,000          1,039,970
Volusia Cnty Ed Fac Auth
   (Embry Riddle Aero Univ) Ser 99A
   5.75%, 10/15/29                                    2,000          2,077,340
Waterlefe Cmnty Dev Dist
   Ser 01
   6.95%, 5/01/31                                       720            770,782
Westchester Cmnty Dev Dist
   Ser 03
   6.00%, 5/01/23                                     1,500          1,545,825
                                                                 -------------
                                                                   199,591,602
                                                                 -------------
California--2.3%
California State GO
   5.00%, 2/01/32                                     2,850          2,897,595
   5.125%, 4/01/23                                    2,000          2,112,080
                                                                 -------------
                                                                     5,009,675
                                                                 -------------
Connecticut--2.7%
Connecticut State GO
   MBIA Ser 04
   7.72%, 12/01/11                                    5,000          5,953,600
                                                                 -------------
Ohio--1.5%
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31                                    3,000          3,160,530
                                                                 -------------
South Carolina--0.5%
South Carolina Pub Svc
   FGIC Ser 05A
   5.25%, 1/01/22                                     1,000          1,055,890
                                                                 -------------
Total Municipal Bonds & Notes
   (cost $203,388,959)                                             214,771,297
                                                                 -------------

Total Investments--99.2%
   (cost $203,388,959)                                             214,771,297

Other assets less liabilities--0.8%                                  1,738,788
                                                                 -------------
Net Assets--100%                                                 $ 216,510,085
                                                                 -------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                             Number of               Expiration     Original     Value at       Unrealized
         Type                Contracts    Position     Month          Value    Dec. 31, 2004   Appreciation
         ----                ---------    --------     -----          -----    -------------   ------------
  U.S. Treasury Note
    10 Yr Futures                8          Short     March 2005   $  887,226   $  895,500      $  8,275

INTEREST RATE SWAP CONTRACTS

                                                                              Rate Type
                                                             -------------------------------------------
                          Notional Amount      Termination     Payment made     Payments received by the  Unrealized Appreciation/
   Swap Counterpart            (000)              date       by the Portfolio          Portfolio              (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
                                                                76.48% of
     Goldman Sachs           $12,900           02/03/2006     1 Month LIBOR+              BMA*                 $ (11,157)
       JP Morgan             $5,000            07/08/2005          1.84%                  BMA*                   (19,731)
       JP Morgan             $5,000            07/01/2009         3.117%                  BMA*                   (10,439)
                                                                                      85.10% of
     Merrill Lynch           $12,900           02/03/2006          BMA*             1 Month LIBOR+                54,683


*BMA (Bond Market Association)
+LIBOR (London Interbank Offered Rate)

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--102.1%
Long-Term Municipal Bonds--99.2%
Massachusetts--74.9%
Massachusetts Bay Trans Auth
    Ser 04A
    5.25%, 7/01/21                                $   2,000      $   2,185,860
Massachusetts Dev Fin Agy
    (Massachusetts Biomedical) Ser 00C
     6.25%, 8/01/20                                   3,000          3,340,650
    (Worcester Redev) Asset Gty Ser 99
    5.25%, 6/01/19                                    2,350          2,505,876
Massachusetts Ed Fac
    (Massachusetts College of Pharmacy)
    Ser 99B
    6.75%, 7/01/30                                    3,350          3,683,526
    (Suffolk Univ) Ser 99
    5.85%, 7/01/29                                    1,375          1,439,818
Massachusetts Ed Fin Auth
    (Educational Loan) MBIA Ser 00G AMT
    6.00%, 12/01/16                                   1,340          1,403,931
Massachusetts Hlth & Ed Fac Auth
    (Berkshire Healthcare) Asset Gty Ser 01E
    5.70%, 10/01/25                                   4,000          4,366,600
    (Cape Cod Healthcare) Asset Gty Ser 01C
    5.25%, 11/15/31                                   2,600          2,706,444
    (Covenant Medical Center) Ser 02
    6.00%, 7/01/31                                    2,500          2,624,400
    (New England Med Ctr) FGIC Ser 02H
    5.00%, 5/15/25                                    2,000          2,074,660
    (Partners Healthcare System) Ser 01C
    5.75%, 7/01/32                                    4,000          4,369,960
    (University of Mass Proj) MBIA Ser 02C
    5.25%, 10/01/31(c)(e)                             6,440          6,808,304
    (Winchester Hosp) Ser 00E
    6.75%, 7/01/30                                    4,500          5,332,230
Massachusetts Hsg Fin Agy MFHR
    (Harbor Point) AMBAC Ser 96A AMT
    6.40%, 12/01/15                                   4,880          5,093,598
    (Rental Mtg)  AMT
     AMBAC Ser 95E
    6.00%, 7/01/41                                    4,900          5,145,686
    MBIA Ser 00H
    6.65%, 7/01/41                                   10,805         11,597,979
    AMBAC Ser 00A
    6.00%, 7/01/37                                    2,680          2,756,380
Massachusetts Ind Fin Agy MFHR
    (Heights Crossing) FHA Ser 95 AMT
    6.15%, 2/01/35                                    6,000          6,258,600
Massachusetts Port Auth Spec Fac
    (Bosfuel Corp) MBIA Ser 97 AMT
    6.00%, 7/01/36                                    6,155          6,519,191
    (US Air Proj) MBIA Ser 96A AMT
    5.875%, 9/01/23                                   3,000          3,138,840

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Massachusetts State GO
    Ser 02
    Pre Refunded
    5.25%, 11/01/30                               $    3,075     $   3,442,524
    Un Refunded
    5.25%, 11/01/30                                   1,925          2,155,076
    Ser 04
    1.00%, 8/01/16(a)                                 5,000          6,061,100
Massachusetts State Spl Oblig Rev
    Ser 05A
    5.00%, 6/01/23                                    1,500          1,587,285
Massachusetts ST Wtr Pollutn Abatement Tr
    (Pool Proj Bds) Ser 10
    5.00%, 8/01/24                                    5,000          5,272,100
                                                                 -------------
                                                                   101,870,617
                                                                 -------------
Arizona--7.1%
Goodyear IDA Water & Sewer Rev
    (Litchfield Pk Svc Proj) Ser 01 AMT
    6.75%, 10/01/31                                   5,160          5,416,710
Quailwood Meadows Cmnty Facs Dist
    6.125% 7/15/29                                    1,000          1,004,650
Stoneridge Cmnty Fac Dist
    Ser 01
    6.75%, 7/15/26                                    3,115          3,279,752
                                                                 -------------
                                                                     9,701,112
                                                                 -------------
California--2.3%
California State GO
    5.00%, 2/01/33                                    1,000          1,016,740
    5.25%, 11/01/25-4/01/34                           2,000          2,096,270
                                                                 -------------
                                                                     3,113,010
                                                                 -------------
Florida--1.4%
Crossings at Fleming Island
    Cmnty Dev Dist
    (Eagle Harbor) Ser 00C
    7.10%, 5/01/30                                    1,750          1,859,585
                                                                 -------------
Nevada--1.5%
Clark Cnty Impt Dist No. 142
    Ser 03
    6.10%, 8/01/18                                    1,000          1,023,330
Henderson Loc Impt Dist
    Ser 03
    5.80%, 3/01/23                                    1,000          1,030,180
                                                                 -------------
                                                                     2,053,510
                                                                 -------------
New Jersey--2.9%
Garden ST Preservation TR
    Ser 05A
    5.80%, 11/01/21                                   3,500          3,878,350
                                                                 -------------
Puerto Rico--9.1%
Puerto Rico Comwlth Hwy & Tran Auth Rev
    FGIC Ser 03
    1.00%, 7/01/14(a)                                 4,315          5,432,283
Puerto Rico Elec Pwr Auth Rev
    XLCA Ser 02-1
    5.25%, 7/01/22                                    6,400          6,947,840
                                                                 -------------
                                                                    12,380,123
                                                                 -------------
Total Long-Term Municipal Bonds
    (cost $126,828,378)                                            134,856,307
                                                                 -------------

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Short-Term Municipal Notes--2.9%
Massachusetts--2.9%
Massachusetts State GO
   (Central Artery) Series 00A
   2.18%, 12/01/30                                $   2,500      $   2,500,000
Massachusetts Water Resources Auth
   Series 02D
   2.15%, 8/01/17                                     1,500          1,500,000
                                                                 -------------
Total Short-Term Municipal Notes
   (cost $4,000,000)                                                 4,000,000
                                                                 -------------

Total Investments--102.1%
   (cost $130,828,379)                                             138,856,307

Other assets less liabilities--(2.1%)                               (2,853,331)
                                                                 -------------

Net Assets--100%                                                   136,002,976
                                                                 -------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                             Number of     Expiration     Original     Value at       Unrealized
         Type                Contracts       Month          Value    Dec. 31, 2004   Depreciation
         ----                ---------       -----          -----    -------------   ------------
  U.S. Treasury Note
    10 Yr Futures               73          March 2005   $8,095,933   $8,171,438       ($75,505)

INTEREST RATE SWAP CONTRACTS

                                                                              Rate Type
                                                             -------------------------------------------
                          Notional Amount      Termination     Payment made     Payments received by the  Unrealized Appreciation/
   Swap Counterpart            (000)              date       by the Portfolio          Portfolio              (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
                                                                76.48% of
     Goldman Sachs           $8,000            2/03/2006     1 Month LIBOR+              BMA*                 $ (6,150)
     Merrill Lynch           $5,000            1/29/2005          1.25%                  BMA*                     2,573
     Merrill Lynch           $3,500            12/01/2005         BMA*                   2.22                    (2,258)
                                                                85.10% of
     Merrill Lynch           $8,000            2/03/2006      1 Month LIBOR+             BMA*                    31,676

* BMA    (Bond Market Association)
+LIBOR  (London Interbank Offered Rate)

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--98.8%
Long-Term Municipal Bonds--93.7%
Michigan--68.8%
Allen Park Pub Sch Dist
   Ser 03
   8.64%, 5/01/18(a)                              $   4,745      $   6,047,834
Cedar Springs Pub Sch Dist
     Ser 03
   5.00%, 5/01/28                                     1,835          1,889,004
Detroit School Board
   (School Board Loan Fund) FSA Ser 01A
   5.125%, 5/01/31                                    2,900          3,006,314
Detroit Tax Increment
   (Diamler/Chrysler Assembly Plant)
   Ser 98A
   5.50%, 5/01/21                                     1,675          1,434,286
Detroit Water Supply System
   FGIC Ser 01B
   5.50%, 7/01/33                                     3,550          3,868,506
Genesee County GO
   (Water Supply System) AMBAC Ser 04
   5.00%, 11/01/26                                    3,000          3,134,820
Kalamazoo Hosp Fin Auth
   (Borgess Med Ctr) FGIC Ser 94A
   9.258%, 6/01/11(a)                                 2,360          2,451,474
Lansing Water & Elec System
   FSA Ser 03A
   5.00%, 7/01/25                                     2,200          2,299,000
Michigan Higher Ed Fac
   (Hope College) Ser 02A
   5.90%, 4/01/32                                     3,465          3,693,274
Michigan Higher Ed Student Loan Auth
   AMBAC Ser 17G AMT
   5.20%, 9/01/20                                     3,500          3,689,420
Michigan Hosp Fin Auth
   (Crittenton Hospital) Ser 02A
   5.625%, 3/01/27                                    1,250          1,308,525
Michigan Hosp Fin Auth
    (Trinity Health) Ser 00A
   6.00%, 12/01/27                                    1,485          1,631,807
Michigan Hsg Dev Auth MFHR
   (Arbor Pointe) GNMA Ser 99
   5.40%, 6/20/40                                     1,810          1,851,503
   (Danbury Manor) FNMA Ser 02A AMT
   5.30%, 6/01/35                                     2,530          2,602,535
   (Oakbrook Villa Proj) GNMA Ser 00A AMT
   6.50%, 1/20/42                                     2,970          3,196,938
   (Rental Rev) AMBAC Ser 97A AMT
   6.10%, 10/01/33(c)                                 7,400          7,689,635
   (Rental Rev) Ser 02A AMT
   5.50%, 10/20/43                                    2,000          2,058,460
Michigan Hsg Dev Auth SFMR
   (Mortgage Rev) MBIA Ser 02B AMT
   5.50%, 6/01/30                                       775            793,399
Michigan State
   (Trunk Line Fund) FSA
     Ser 01A
   5.25%, 11/01/30                                    4,000          4,200,640
   Ser 04A
   1.00%, 11/01/13(a)                                 1,500          2,033,175
    Ser 04B
   1.00%, 11/01/14(a)                                 1,600          2,186,416

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Michigan Strategic Fund
   (Detroit Edison) Ser 01B AMT
   5.65%, 9/01/29                                 $   1,250      $   1,296,138
   (Detroit Edison) XLCA Ser 02C AMT
   5.45%, 12/15/32                                    3,000          3,170,040
   (Detroit Edison) MBIA Ser 95AA
   6.40%, 9/01/25                                     2,665          2,790,068
Michigan Strategic Fund Hlth Fac
   (Autumn Wood) GNMA Ser 02A
   5.20%, 12/20/22                                    3,000          3,139,080
   (Holland Home) Ser 98
   5.75%, 11/15/18-11/15/28                           2,000          2,034,650
Midland Cnty PCR
   (CMS Energy) Ser 00A AMT
   6.875%, 7/23/09                                    2,000          2,083,440
North Muskegon Sch Dist
   Ser 03
   5.25%, 5/01/28                                     1,500          1,585,815
Olivet School Board Fund
   Ser 02
   5.125%, 5/01/28                                    1,065          1,109,123
Ovid Elsie Schools Board Fund
   Ser 02
   5.00%, 5/01/25                                     2,650          2,770,178
Pontiac Tax Increment Fin Auth
   (Dev Area # 3) Ser 02
   6.25%, 6/01/22                                     2,780          2,900,291
   6.375%, 6/01/31                                    3,250          3,323,353
Romulus Tax Increment Fin Auth
   Ser 94
   6.75%, 11/01/19                                    1,585          1,711,277
Royal Oak Hosp Fin Auth
   (William Beaumont Hosp) MBIA Ser 01M
   5.25%, 11/15/35                                    3,200          3,317,216
Saginaw Hosp Fin Auth
   (Convenant Medical Ctr) Ser 00F
   6.50%, 7/01/30                                     1,770          1,947,991
                                                                 -------------
                                                                    94,245,625
                                                                 -------------
California--6.3%
California Health Fac Fin Auth
   (Sutter Heath) Ser 00A
   6.25%, 8/15/35                                     3,600          4,049,532
California State GO
   5.00%, 2/01/33                                     1,000          1,016,740
     5.125%, 4/01/23                                  1,400          1,478,456
   5.25%, 11/01/25-4/01/34                            2,000          2,096,270
                                                                 -------------
                                                                     8,640,998
                                                                 -------------
Florida--6.2%
Capital Trust Agy Rev
   (Cargo Acq Grp) Ser 03 AMT
   5.75%, 1/01/32                                     1,500          1,483,245
Collier Cnty Cmnty Dev Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18                                     1,600          1,686,128
Crossings at Fleming Island
   Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                     1,835          1,949,908
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                     1,000          1,079,560
Gateway Cmnty Dev Dist
   (Sun City) Ser 03B
     5.50%, 5/01/10                                     780            798,985

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Gateway Cmnty Dev Dist
   (Sun City) Ser 03B
     5.50%, 5/01/10                               $     780      $     798,985
Northern Palm Beach Asses Dist
     (Unit Development 27B) Ser 02
     6.40%, 8/01/32                                     810            835,369
Waterlefe Cmnty Dev Dist
     Ser 01B
     6.25%, 5/01/10                                     630            642,921
                                                                 -------------
                                                                     8,476,116
                                                                 -------------
Illinois--0.7%
Antioch Village Spcl Svc Area
     (Clublands Proj) Ser 03
     6.625%, 3/01/33                                    500            503,100
Antioch Village Spcl Svc Area
     (Deercrest Proj) Ser 03
     6.625%, 3/01/33                                    500            503,100
                                                                 -------------
                                                                     1,006,200
                                                                 -------------
Puerto Rico--11.7%
Puerto Rico Elec Pwr Auth Rev
     XLCA Ser 02-1
     5.25%, 7/01/22(e)                                5,000          5,428,000
Puerto Rico Hsg Fin Corp SFMR
     (Mortgage Rev) GNMA AMT
   Ser 01B
     5.50%, 12/01/23                                  2,130          2,187,659
Puerto Rico Hsg Fin Corp SFMR
    (Mortgage Rev) Ser 01C AMT
     5.30%, 12/01/28                                  1,865          1,894,225
Puerto Rico Ind Fin Auth Hlth Fac
     (Ascension Health) Ser 00A
     6.125%, 11/15/30                                 3,000          3,357,090
Puerto Rico Pub Fin Corp
     MBIA Ser 01A
     5.00%, 8/01/31                                   2,875          3,204,705
                                                                 -------------
                                                                    16,071,679
                                                                 -------------
Total Long-Term Municipal Bonds
    (cost $118,627,842)                                            128,440,618
                                                                 -------------
Short-Term Municipal Notes--5.1%
Michigan--4.4%
Michigan State Grant Antic Nts
     Ser 01D
     1.95%, 9/15/08                                   3,375          3,375,000
Michigan State Strategic Fund Ltd Oblig Rev
     (Henry Ford Museum) Ser 02
     2.17%, 12/01/33(d)                               1,000          1,000,000
University Mich Univ Revs
     (Med Svc Plan)
     2.15%, 12/01/21                                  1,665          1,665,000
                                                                 -------------
                                                                     6,040,000
                                                                 -------------
New York--0.7%
New York City Transitional Fin Auth
     (NYC Recovery) Ser 03
     2.25%, 11/01/22                                    900            900,000
                                                                 -------------

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Total Short-Term Municipal Bonds
    (cost $6,940,000)                                            $   6,940,000
                                                                 -------------
Total Investments--98.8%
     (cost $125,567,842)                                           135,380,618
Other assets less liabilities--1.2%                                  1,642,201
                                                                 -------------
Net Assets--100%                                                 $  137,022,819
                                                                 --------------

FINANCIAL FUTURES CONTRACTS

                             Number of     Expiration     Original     Value at       Unrealized
         Type                Contracts       Month          Value    Dec. 31, 2004   Appreciation
         ----                ---------       -----          -----    -------------   ------------
  U.S. Treasury Note
    10 Yr Futures               22          March 2005   $2,437,964   $2,462,625       $24,661

INTEREST RATE SWAP CONTRACTS

                                                                              Rate Type
                                                             -------------------------------------------
                          Notional Amount      Termination     Payment made     Payments received by the  Unrealized Appreciation/
   Swap Counterpart            (000)              date       by the Portfolio          Portfolio              (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
                                                                76.48% of
     Goldman Sachs           $8,000            2/03/2006     1 Month LIBOR+              BMA*                  $(6,151)
                                                                                       85.10% of
     Merrill Lynch           $8,000            2/03/2006           BMA*              1 Month LIBOR+             31,676

* BMA   (Bond Market Association)
+LIBOR (London Interbank Offered Rate)

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                                    Principal
                                                       Amount
                                                        (000)            Value
------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--97.9%
Long-Term Municipal Bonds--93.4%
Minnesota--93.4%
Bemidji Hlth Fac
    (North Country Hlth Svcs) RADIAN Ser 02
    5.00%, 9/01/31                                  $   1,500    $   1,528,560
Brooklyn Park MFHR
    (Brooks Landing) FNMA Ser 99A AMT
    5.50%, 7/01/19                                      1,355        1,411,937
Cass Lake Sch Dist FGIC
    5.00%, 2/01/26                                      1,760        1,843,213
Dakota Cmnty Dev Agy MFHR
    (Buffalo Ridge Apts) GNMA Ser 02
    5.50%, 7/20/43                                      3,675        3,815,054
Dakota Cnty MFHR
    (Grande Market Place Proj)
    GNMA Ser 02A AMT
    5.40%, 11/20/43                                     4,750        4,835,643
Eagan MFHR
    (Woodridge Apts) GNMA Ser 97A
    5.95%, 2/01/32                                      1,600        1,663,856
Elk River Indpt Sch Dist
    FSA Ser 03
    6.39%, 2/01/15 (a)                                  3,065        3,635,764
Golden Valley Hlth Fac
    (Convenant Retirement Cmnty) Ser 99A
    5.50%, 12/01/29                                     1,000        1,029,430
Little Canada MFHR
    (Cedars Lakeside Apts) GNMA Ser 97A
    5.95%, 2/01/32                                      2,650        2,755,762
Minneapolis & St. Paul Arpt Rev
    FGIC Ser 00B AMT
    6.00%, 1/01/21                                      3,455        3,784,849
MBIA Ser 03A
    5.00%, 1/01/28                                      1,500        1,545,795
Minneapolis Common Bond Fund
    Ser 01G-3
    5.45%, 12/01/31                                     1,500        1,561,125
    Ser 95-2 AMT
    6.63%, 12/01/15                                     1,245        1,270,398
    Ser 97-2 AMT
    6.20%, 6/01/17                                      1,655        1,745,810
Minneapolis Hosp Rev
    (Allina Hlth Sys) Ser 02A
    5.75%, 11/15/32                                     1,500        1,593,315
Minneapolis MFHR
    (Bottineau Commons Proj) GNMA Ser 02 AMT
    5.45%, 4/20/43                                      2,000        2,054,260
    (Sumner Field) GNMA Ser 02 AMT
    5.60%, 11/20/43                                     2,505        2,577,069
Minneapolis Pkg Assmt
    MBIA Ser 02
    5.25%, 12/01/26                                     2,000        2,163,720
Minnesota Agric & Eco Dev
    (Small Business Loan Proj) AMT
    Ser 96A
    6.75%, 8/01/16                                      1,450        1,518,730
    Ser 00A
    7.25%, 8/01/20                                      1,000        1,079,580
    Ser 00B
    7.25%, 8/01/20                                      1,000        1,079,580
    Ser 00C
    7.25%, 8/01/20                                      1,000        1,079,580
    Ser 00D
    7.25%, 8/01/20                                      1,000        1,079,580

                                                    Principal
                                                       Amount
                                                        (000)            Value
------------------------------------------------------------------------------
Minnesota Agric & Eco Dev Hlth Fac
    (Benedictine Hlth Sys) MBIA Ser 99
    5.125%, 2/15/29(c)                              $   4,000    $   4,127,760
    (Evangelical Lutheran Proj) Ser 02
    6.00%, 2/01/22 - 2/01/27                            2,880        3,121,667
    (Fairview Hlth) Ser 00A
    6.375%, 11/15/29                                    1,750        1,911,858
Minnesota Higher Ed Fac Auth
    (College Art & Design) Ser 00-5D
    6.75%, 5/01/26                                      1,000        1,096,930
    (Hamline Univ) Ser 99-5B
    6.00%, 10/01/29                                     1,250        1,319,838
    (St. Catherine College)
    5.375%, 10/01/32                                    1,000        1,036,070
    (Univ St. Thomas) Ser 04-5
    5.00%, 10/01/24                                     1,000        1,039,810
    5.25%, 10/01/34                                     1,000        1,040,920
Minnesota Hsg Fin Agy
    Ser 04A AMT
    13.44%, 1/01/07(a)                                    540          581,278
    Ser 04B AMT
    13.59%, 1/01/07(a)                                    355          384,248
    Ser 04C AMT
    12.84%, 1/01/10(a)                                    905        1,031,781
Minnesota Hsg Fin Agy MFHR
    (Rental Rev) MBIA Ser 95D
    6.00%, 2/01/22                                        825          842,045
Minnesota Mun Pwr Agy Elec
    Ser 04A
    5.25%, 10/01/24                                       500          535,790
Minnetonka MFHR
    (Archer Heights Apts Proj)
    GNMA Ser 99A AMT
    5.30%, 1/20/27                                      1,620        1,666,300
Sartell Poll Ctl Rev
    (International Paper) Ser 03A
    5.20%, 6/01/27                                      1,000        1,001,970
Scott Cnty MFHR
    (Northridge Apts Proj) MBIA Ser 03
    5.00%, 2/01/34                                      1,000        1,016,560
Seaway Port Auth Duluth Indl Dev Dock & Wharf
    (Cargill Inc Proj) Ser 04
    4.20%, 5/01/13                                      2,150        2,207,685
Shakopee Minn
    (St Francis Regl Med Ctr)
    5.10%, 9/01/25                                        600          609,564
Shoreview MFHR
    (Lexington Shores Proj)
    GNMA Ser 01A AMT
    5.55%, 8/20/42                                      1,445        1,480,749
St. Cloud Hosp Rev
    (Saint Cloud Hosp) FSA Ser 00A
    5.88%, 5/01/30                                      3,750        4,188,712
St. Paul  MFHR
    (Burlington Apt-8) GNMA
    5.35%, 5/01/31                                      1,550        1,558,324
St. Paul Pkg Auth Rev
    (Block 19 Ramp) FSA Ser 02A
    5.35%, 8/01/29                                      3,075        3,281,825
St. Paul Port Auth Lease Rev
    (Cedar St. Office Building) Ser 03
    5.00%, 12/01/23                                     1,000        1,061,180
    Ser 02
    5.25%, 12/01/27                                     1,725        1,830,208

                                                    Principal
                                                       Amount
                                                        (000)            Value
------------------------------------------------------------------------------
Waconia Hlth Care Fac Rev
    (Ridgeview Med Ctr) RADIAN Ser 99A
    6.13%, 1/01/29                                  $   3,415    $   3,797,309
Western Power Agy
    MBIA Ser 03A
    5.00%, 1/01/26                                      1,000        1,045,530
White Bear Lake MFHR
    (Renova Partners Proj)
    FNMA Ser 01 AMT
    5.60%, 10/01/30                                     1,000        1,033,360
Willmar Hosp Rev
    (Rice Mem Hosp Proj) FSA Ser 02
    5.00%, 2/01/32                                      2,000        2,065,620
                                                                 -------------
Total Long-Term Municipal Bonds
    (Cost $87,830,702)                                              92,567,497
                                                                 -------------
Short-Term Municipal Notes(d)--4.5%
Minnesota--4.5%
Dakota Cnty Cmnty Dev Rev
    (Regatta Co. Proj) Ser 03A
    2.32%, 01/01/38(d)                                  1,000        1,000,000
Minnesota Higher Ed Fac Auth
    (St. Olaf College) Ser 02
    2.32%, 03/01/22                                       500          500,000
Montrose Indl Dev Rev
    (Lyman Lumber Co Proj) AMT Ser 01
    2.32%, 5/01/26)                                     2,075        2,075,000
St. Paul Port Auth Dist
    Ser 02 R AMT
    1.87%, 3/01/22                                        500          500,000
Waconia Indl Dev Rev
    (Milltronics Mfc Co Proj) Ser 95
    2.10%, 10/01/16                                       370          370,000
                                                                 -------------
Total Short-Term Municipal Notes
    (Cost $4,445,000)                                                4,445,000
                                                                 --------------
Total Investments--97.9%
    (Cost $92,275,702)                                              97,012,497
Other assets less liabilities--2.1%                                  2,099,359
                                                                 -------------
Net Assets--100%                                                 $  99,111,856
                                                                 -------------


INTEREST RATE SWAP CONTRACTS

                                                                             Rate Type
                                                             -------------------------------------------
                          Notional Amount      Termination     Payment made     Payments received by the  Unrealized Appreciation/
   Swap Counterpart            (000)              date       by the Portfolio          Portfolio              (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
                                                               76.48% of 1
     Goldman Sachs            $ 5,600          02/03/2006      Month LIBOR+              BMA*                    $(4,305)

                                                                                       85.10% of
      Merrill Lynch           $ 5,600          02/03/2006           BMA*               1 Month LIBOR+               22,173



* BMA  (Bond Market Association)
+LIBOR (London Interbank Offered Rate)

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--99.7%
Long-Term Municipal Bonds--99.7%
New Jersey--89.7%
Casino Reinvestment Dev Auth
   (Hotel Room Fee Rev) AMBAC Ser 04
   5.25%, 1/01/23                                 $     600      $     658,272
Hoboken  Parking Auth
   AMBAC Ser 01A
   5.30%, 5/01/27                                     3,700          4,222,551
Lafayette Yard  Com Dev Corp
   (Conv Ctr Hotel Proj) MBIA Ser 00
   5.80%, 4/01/35                                     2,100          2,425,269
Middlesex Cnty MFHR
   FNMA Ser 01 AMT
   5.25%, 7/01/21                                       750            802,230
   5.35%, 7/01/34                                     1,500          1,567,620
Morris-Union Jointure Commn NJ Ctsf Partn
   RADIAN Ser 04
   5.00%, 5/01/24                                     2,200          2,267,870
Mount Olive Twp
   MBIA Sch Res Fd Ser 04
   5.00%, 1/15/23                                     1,345          1,433,434
New Jersey Eco Dev Auth
   (American Water Co) FGIC AMT
   6.875%, 11/01/34                                   5,000          5,140,500
New Jersey Eco Dev Auth
   (Anheuser-Busch) Ser 95 AMT
   5.85%, 12/01/30                                    5,000          5,234,150
New Jersey Eco Dev Auth
   (Hackensack Water Co) MBIA Ser 94B AMT
   5.90%, 3/01/24 (e)                                 4,000          4,067,360
New Jersey Eco Dev Auth
   (Kapkowski Rd) Ser 98B
   6.50%, 4/01/28                                     7,500          8,630,925
New Jersey Eco Dev Auth
   (Kapkowski Rd) Ser 98B AMT
   6.50%, 4/01/31                                     2,085          2,372,563
New Jersey Eco Dev Auth
   (Masonic Charity Foundation Proj) Ser 01
   5.50%, 6/01/31                                     1,000          1,073,590
New Jersey Eco Dev Auth
   (NUI Corp) ACA Ser 98A AMT
   5.25%, 11/01/33                                    4,700          4,704,324
New Jersey Eco Dev Auth
   (Pub Ser Elec & Gas) MBIA Ser 94A AMT
   6.40%, 5/01/32                                     5,000          5,117,650
New Jersey Eco Dev Auth
   (Liberty State Park Proj) Ser A
   5.00%, 3/01/24                                     1,500          1,578,690
New Jersey Eco Dev Auth Hlth Fac
   (Masonic Charity Foundation Proj) Ser 02
   5.25%, 6/01/24                                       540            574,722
New Jersey Eco Dev Auth School Fac
   AMBAC Ser 03
   10.681%, 6/15/21(a)                                2,250          2,709,225
New Jersey Eco Dev Auth School Fac
   Ser 04 I
   5.25%, 9/01/24                                     2,510          2,678,245
New Jersey Economic Dev Auth Rev
   FGIC Ser 04
   6.60%, 6/15/13                                     5,400          6,421,140
New Jersey Health Care Facs
   (St Clare's Hospital, Inc.) RADIAN Ser 04A
   5.25%, 7/01/23                                     2,085          2,183,349
New Jersey Higher Ed
   (Student Loan) MBIA Ser 00A AMT
   6.15%, 6/01/19                                     1,095          1,113,495

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
New Jersey Hlth Care Fac
   (Atlantic City Med Ctr) Ser 02
   5.75%, 7/01/25                                 $   1,875      $   1,978,706
New Jersey Hlth Care Fac
   (Bayshore Cmnty Hosp) RADIAN Ser 02
   5.125%, 7/01/32                                    9,250          9,492,904
New Jersey Hlth Care Fac
   (Capital Health System) Ser 03
   5.00%, 7/01/26                                     1,250          1,253,425
New Jersey Hlth Care Fac
   (Englewood Hosp) MBIA Ser 02
   5.00%, 8/01/31                                     2,500          2,564,850
New Jersey Hlth Care Fac
   (Good Shepherd) RADIAN Ser 01A
   5.20%, 7/01/31                                     1,350          1,395,752
New Jersey Hlth Care Fac
   (Kennedy Health System) Ser 01
   5.625%, 7/01/31                                    3,700          3,891,586
New Jersey Hlth Care Fac
   (Newton Memorial Hosp) FSA Ser 01
   5.00%, 7/01/26                                     1,500          1,549,995
New Jersey Hlth Care Fac
   (Palisades Med Ctr) ACA Ser 99
   5.25%, 7/01/28                                     1,000          1,006,150
New Jersey Hlth Care Fac
   (Robert Wood Johnson) Ser 00
   5.75%, 7/01/31                                     3,350          3,592,004
New Jersey Hlth Care Fac
   (Southern Ocean County Hosp) RADIAN Ser 01
   5.125%, 7/01/31                                    4,500          4,628,655
New Jersey Hsg & Mtg Fin Agy MFHR
   (Pooled Loan) AMBAC Ser 96A AMT
   6.25%, 5/01/28                                     5,000          5,178,800
New Jersey Hsg & Mtg Fin Agy MFHR
   (Rental Hsg) FSA AMT
   Ser 00A1
   6.35%, 11/01/31                                    2,000          2,121,220
New Jersey State Ctfs Partn
   (Equip Lease Purchase) Ser 04A
   5.00%, 6/15/12                                     7,995          8,720,066
New Jersey State Edl Facs Auth Rev
   (Ramapo College of New Jersey-E) FGIC
   5.00%, 7/01/23                                     2,250          2,382,435
   5.00%, 7/01/28                                     1,000          1,039,050
New Jersey State Ed Fac Auth
   (Higher Ed Cap Impt) Ser 02A
   5.125%, 9/01/22                                    2,500          2,671,850
New Jersey State Ed Fac Auth
   (Ramapo College) AMBAC Ser 01D
   5.00%, 7/01/31                                     1,000          1,025,600
New Jersey State Ed Fac Auth
   (Stevens Inst of Technology) Ser 02C
   5.25%, 7/01/32                                     1,250          1,289,713
New Jersey State Tpk Auth
   FSA Ser 03A
   5.00%, 1/01/23(c)                                  6,000          6,339,780
New Jersey State Trans Auth
   (Transportation System) Ser 03C
   5.500%, 6/15/24                                    3,750          4,132,688
Newark Hsg Auth
   (Newark Marine Terminal)  MBIA Ser 04
   5.25%, 1/01/21                                     2,380          2,595,247
Newark Hsg Auth
   (Newark Marine Terminal) MBIA Ser 04
   5.25%, 1/01/22                                     1,200          1,303,824
North Hudson Sew Auth
   MBIA Ser 01A
   Zero Coupon, 8/01/24                              12,340          4,839,625
Port Auth NY & NJ
   (121st) MBIA Ser 00
   5.375%, 10/15/35                                   5,000          5,148,950

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Port Auth NY & NJ
   (126th) FGIC Ser 02
   5.25%, 5/15/37                                 $   2,500      $   2,618,250
Port Auth of NY & NJ
   (JFK Int'l Airport Proj) MBIA Ser 97-6 AMT
   5.75%, 12/01/22                                    7,675          8,328,987
Salem Cnty PCR
   (PSE&G Power) Ser 01A AMT
   5.75%, 4/01/31                                     1,500          1,607,250
Salem Cnty Waste Disp Rev
   (E.I. Dupont) Ser 92A AMT
   6.125%, 7/15/22                                    3,500          3,507,910
South Jersey Port Corp
   (Marine Terminal) AMT
   5.20%, 1/01/23                                     1,000          1,043,130
South Jersey Transportation Auth
   (Raytheon Aircraft Service) Ser 97A AMT
   6.15%, 1/01/22                                       335            339,831
Union Cnty  Impt Auth
   MBIA Ser 03A
   5.25%, 8/15/23                                     2,885          3,141,015
Vineland Sewer Rev
   (Landis Sewerage) FGIC Ser 93C
   9.32%, 9/19/19(a)                                  3,250          4,523,675
                                                                 -------------
                                                                   172,230,097
                                                                 -------------
California--3.5%
California State GO
   5.25%, 11/01/20                                    2,300          2,488,715
   5.25%, 11/01/25                                    1,000          1,057,030
   5.25%, 4/01/32                                     2,000          2,077,880
   5.25%, 4/01/34                                     1,000          1,039,240
                                                                 -------------
                                                                     6,662,865
                                                                 -------------
Florida--2.9%
Crossings at Fleming Island
   Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                     2,500          2,656,550
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                     1,000          1,079,560
Hammock Bay Cmnty Dev Dist - Flaspl Assmt Rev
   Ser 04A
   6.15%, 5/01/24                                       500            501,530
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32                                     1,285          1,325,246
                                                                 -------------
                                                                     5,562,886
                                                                 -------------
Illinois--0.5%
Antioch Village Spcl Svc Area
   (Clublands Proj) Ser 03
   6.625%, 3/01/33                                    1,000          1,006,200
                                                                 -------------

Nevada--1.1%
Henderson Loc Impt Dist
   Ser 03
   5.80%, 3/01/23                                       990          1,019,878
North Las Vegas Cmnty Fac Dist
   (#60  Aliante)
   6.40%, 12/01/22                                    1,000          1,031,260
                                                                 -------------
                                                                     2,051,138
                                                                 -------------

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Ohio--0.3%
Port Auth Columbiana Cnty Ohio Solid Waste Fac Rev
   (Apex Environmental LLC) Ser 04A AMT
   7.125%, 8/01/25                                $     500      $     500,275
                                                                 -------------
Pennsylvania--1.1%
Delaware Riv Jt Toll Bridge Rev
   (PA/NJ Bridge) Ser 03
   5.00%, 7/01/28                                     2,000          2,033,180
                                                                 -------------
Virginia--0.6%
Broad Street Cmnty Dev Dist
   (Parking Fac) Ser 03
   7.50%, 6/01/33                                     1,200          1,243,404
                                                                 -------------
Total Municipal Bonds
   (cost $180,388,456)                                             191,290,045
                                                                 -------------

Total Investments--99.7%
   (cost $180,388,456)                                             191,290,045
                                                                 -------------
Other assets less liabilities--0.3%                                    487,607
                                                                 -------------
Net Assets--100%                                                 $ 191,777,652
                                                                 -------------

FINANCIAL FUTURES CONTRACTS

                             Number of                Expiration     Original     Value at       Unrealized
         Type                Contracts   Position       Month          Value    Dec. 31, 2004   Appreciation
         ----                ---------   --------       -----          -----    -------------   ------------
  U.S. Treasury Note
    10 Yr Futures               42       Short          March        $4,654,296   $4,701,375       $ (47,079)

    10 Yr Swap Futures          40       Short          March        $4,339,850   $4,411,250         (71,400)
                                                                                                   ----------
                                                                                                    (118,479)
                                                                                                   ==========

INTEREST RATE SWAP CONTRACTS

                                                                              Rate Type
                                                             -------------------------------------------
                          Notional Amount      Termination     Payment made     Payments received by the  Unrealized Appreciation/
   Swap Counterpart            (000)              date       by the Portfolio          Portfolio              (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
       JP Morgan              $ 7,300          06/08/2005         1.25                   BMA*                   $   17,208

                                                                76.48% of 1
     Goldman Sachs             11,700          02/03/2006      Month LIBOR+              BMA*                      (10,245)

      Merrill Lynch             5,000          01/29/2005         1.24                   BMA*                        6,303

      Merrill Lynch            11,700          02/03/2006         BMA*          85.10% of 1 Month LIBOR+            49,579

* BMA  (Bond Market Association)
+LIBOR (London Interbank Offered Rate)

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--98.9%
Long-Term Municipal Bonds--98.9%
Ohio--85.7%
Akron GO
    MBIA Ser 02
    5.00%, 12/01/23                               $   1,000      $   1,051,250
Akron Stadium Rev
    (Canal Park) Ser 96
    6.90%, 12/01/16                                   5,000          5,396,400
Brookville Sch Dist GO
    FSA Ser 03
    5.00%, 12/01/26                                   2,000          2,083,060
Central Ohio Solid Waste Auth
    AMBAC Ser 04B
    5.00%, 12/01/21                                   2,035          2,169,127
Cleveland Cuyahoga Port Auth
   Ser 01
    7.35%, 12/01/31                                   2,000          2,107,020
    (Rita Proj) RADIAN Ser 04
    5.00%, 11/15/19                                   1,850          1,954,618
Cleveland GO
    AMBAC Ser 04
    5.25%, 12/01/24                                   1,200          1,300,188
    MBIA Ser 02
    5.25%, 12/01/27                                   4,380          4,668,292
Columbus Sch Dist
    FGIC Ser 03
    5.00%, 12/01/24 - 12/01/25                        4,730          4,949,908
Cuyahoga Cnty Hosp Rev
    (UHHS) Ser 00
    7.50%, 1/01/30                                    1,900          2,131,306
Cuyahoga Cnty MFHR
    (Livingston Park Apts) GNMA Ser 02A
    5.45%, 9/20/39                                    1,500          1,537,380
    (Longwood Proj) GNMA Ser 01 AMT
    5.60%, 1/20/43                                    3,620          3,746,519
    (West Tech Apts Proj) GNMA Ser 02A AMT
    5.45%, 3/20/44                                    1,075          1,096,586
Dayton Ohio Arpt Rev
    (James M Cox Dayton Intl) RADIAN Ser 03A
    5.00%, 12/01/23                                   1,280          1,319,846
Dayton Sch Dist
    (Administrative Fac Proj) Ser 03
    6.00%, 12/01/19 - 12/01/21                        3,040          3,415,187
Delaware Sch Dist
    MBIA Ser 04
    5.00%, 12/01/19                                   1,340          1,449,800
Dublin Sch Dist
    FSA Ser 03
    5.00%, 12/01/22                                   1,500          1,589,475
Erie Cnty Hosp Rev
    (Firelands Med Ctr) Ser 02A
    5.625%, 8/15/32                                   1,500          1,571,280
Fairfield Cnty Ohio Hosp Facs Rev
    (Fairfield Med Ctr Proj) RADIAN Ser 03
    5.00%, 6/15/24                                    1,000          1,024,310
Franklin Cnty
    (Online Computer Library Ctr) Ser 98A
    5.20%, 10/01/20                                   2,800          2,967,636

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Franklin Cnty MFHR
    (Agler Green) GNMA Ser 02A AMT
    5.65%, 5/20/32                                $     770      $     801,200
    5.800%, 5/20/44                                   1,150          1,198,013
    (Wellington Village Proj)
    GNMA Ser 01A AMT
    5.40%, 2/20/43                                    3,845          3,902,867
Greater Cleveland Regl Tran Auth
    MBIA Ser 04
    5.00%, 12/01/24                                   1,350          1,424,412
Hamilton Cnty Health Fac
    (Twin Towers) Ser 99A
    5.80%, 10/01/23                                   1,775          1,807,128
Hamilton Cnty Ohio Convention Facs Auth Rev
    FGIC Ser 04
    5.000%, 12/01/23(e)                               1,330          1,403,456
Hamilton Cnty Sales Tax
    AMBAC Ser 00B
    5.25%, 12/01/32(c)                               13,185         13,923,095
Lucas Cnty Health Fac
    (Altenheim Proj) GNMA Ser 99
     5.50%, 7/20/40                                   3,200          3,357,344
Madeira City Sch Dist
    MBIA Ser 04
    5.00%, 12/01/22 - 12/01/23                        2,665          2,833,877
Ohio Air Quality Dev Auth PCR
    (Dayton Pwr & Lt) Ser 92B
    6.40%, 8/15/27                                    2,000          2,008,300
    (JMG) AMBAC Ser 94B AMT
    6.375%, 4/01/29                                   9,000          9,233,819
    Toledo Edison Co) Ser 97A AMT
    6.100%, 8/01/27                                   5,000          5,219,200
Ohio Capital Corp MFHR
    (Rental Hsg) MBIA Ser 95E Pre Re
    6.35%, 1/01/22                                    1,345          1,395,424
Ohio Environmental Fac Rev
    (Ford Motor Co) Ser 00 AMT
    6.15%, 6/01/30                                    4,500          4,647,150
Ohio Hsg Fin Agy MFHR
    (Park Trails Apt) AMBAC Ser 01A AMT
    5.50%, 12/01/34                                   1,670          1,716,075
    Ser 00D
    6.05%, 3/01/31                                    1,200          1,252,212
    Ser 02
    5.375%, 9/01/33                                   3,290          3,336,586
    Ser 02-A3
    5.50%, 9/01/34                                    2,450          2,539,156
    Ser 02A-2
    5.60%, 9/01/34                                    1,265          1,294,816
    Ser 95A-2
    6.625%, 3/01/26                                     665            679,331
Ohio Sewer & Solid Waste Disp Facs
    (Anheuser-Busch) Ser 01 AMT
    5.50%, 11/01/35                                   3,000          3,104,850
Ohio St Bldg Auth
    (Adult Correctl Proj) MBIA Ser 04A
    5.00%, 4/01/22                                    2,975          3,157,844
Ohio State GO
    Ser 04A
    5.00%, 6/15/22                                    3,000          3,192,660
Ohio State Higher Ed Fac Cmnty
    (Denison University Proj) Ser 04
    5.000%, 11/01/21 - 11/01/24                       3,440          3,642,408
Ohio State Sch Dist
    FGIC Ser 03A
    6.443%, 3/15/15(a)                                6,300          7,488,305
Ohio State Solid Waste Rev
    (BP Chemical, Inc. Proj) Ser 02 AMT
    2.23%, 8/01/34(d)                                 1,100          1,100,000
Ohio State University
    MBIA Ser 04A
    5.00%, 12/01/22                                   1,950          2,071,661

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Ohio Wtr Dev Auth
    (Anheuser-Busch) Ser 99 AMT
    6.00%, 8/01/38                                $    2,250     $   2,351,115
    (North Star BHP Steel) Ser 95 AMT
    6.45%, 9/01/20                                    3,425          3,576,899
Ohio Wtr Dev Auth PCR
    (Cleveland Electric) Ser 97A AMT
    6.10%, 8/01/20                                    2,000          2,048,520
Grove City Ohio Asses Dist
    (Pinnacle Comnty) Fin Auth Ser 04A
    6.00%, 12/01/22                                   2,155          2,211,504
Port Auth Columbiana Cnty Solid Waste Fac Rev
    (Apex Environmental) Ser 04 AMT
    7.125%, 8/01/25                                     500            500,275
Princeton Sch Dist
    MBIA Ser 03
    5.000%, 12/01/24                                  1,600          1,680,864
Riversouth Authority  Revenue
    (Area Redevelopment) Series 04A
    5.25%, 12/01/21 - 12/01/22                        2,000          2,182,010
Steubenville Hosp Rev
    (Trinity Hlth) Ser 00
    6.50%, 10/01/30                                   2,500          2,760,825
Toledo Sch Dist
    FGIC Ser 03B
    5.00%, 12/01/23                                   2,940          3,106,433
Toledo-Lucas Cnty Port Auth
    (Crocker Park Proj) Ser 03
    5.375%, 12/01/35                                  5,000          5,198,550
    (Cargill, Inc. Project) Ser 04B
    4.50%, 12/01/15                                   2,500          2,593,825
Toledo-Lucas Cnty Port Fac
    (CSX Transportation) Ser 92
    6.45%, 12/15/21                                   1,270          1,481,938
University of Cincinnati Higher Ed
    AMBAC Ser 04D
    5.00%, 6/01/24 - 06/01/26                         2,830          4,017,678
                                                                 -------------
                                                                   168,970,813
                                                                 -------------
California--3.2%
California State GO
    5.125%, 4/01/23                                   2,000          2,112,080
    5.20%, 4/01/26                                    1,000          1,050,050
    5.25%, 4/01/29                                    3,000          3,129,150
                                                                 -------------
                                                                     6,291,280
                                                                 -------------
 Florida--6.7%
 Collier Cnty Cmnty Dist
    (Fiddlers Creek) Ser 96
    7.50%, 5/01/18                                    1,550          1,633,437
 Collier Cnty IDR
    (Southern States Utils) Ser 96 AMT
    6.50%, 10/01/25                                   1,500          1,563,495
 Crossings at Fleming Island CDD
    (Eagle Harbor) Ser 00C
    7.10%, 5/01/30                                    2,000          2,125,240
 Double Branch Cmnty Dev Dist
    (Oakleaf Village) Ser 02A
    6.70%, 5/01/34                                    1,000          1,079,560

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Hammock Bay Cmnty Dev Dist Flaspl Assmt Rev
    Ser 04A
    6.15%, 5/01/24                                $      500     $     501,530
Manatee Cnty Cmnty Dev Dist
    (Heritage Harbor South) Ser 02B
    5.40%, 11/01/08                                     795            802,576
Northern Palm Beach Cnty
    (ABACOA) Ser 96A
    7.30%, 8/01/27                                    5,100          5,601,584
                                                                 -------------
                                                                    13,307,422
                                                                 -------------
Illinois--0.5%
Antioch Village Spl Svc Area
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33                                    1,000          1,006,200
                                                                 -------------
Puerto Rico--2.3%
Puerto Rico Tobacco Settlement Rev
   (Childrens Trust Fund) Ser 00
   6.00%, 7/01/26                                     4,000          4,620,640
                                                                 -------------
South Carolina--0.5%
South Carolina Pub Svc
   FGIC Ser 05A
   5.25%, 1/01/22                                     1,000          1,055,890
                                                                 -------------
Total Municipal Bonds & Notes
   (cost $186,572,347)                                             195,252,245
                                                                 -------------
Total Investments--98.9%
   (cost $186,572,347)                                             195,252,245

Other assets less liabilities--1.1%                                  2,075,026
                                                                 -------------
Net Assets--100%                                                 $ 197,327,271
                                                                 -------------

FINANCIAL FUTURES CONTRACTS

                             Number of  Expiration     Original     Value at       Unrealized
         Type                Contracts    Month          Value    Dec. 31, 2004   Appreciation
         ----                ---------    -----          -----    -------------   ------------
  U.S. Treasury Note                      March
  10 Yr Futures                 13        2005         $1,441,741   $1,455,188      $ 13,445

INTEREST RATE SWAP CONTRACTS

                                                                              Rate Type
                                                             -------------------------------------------
                          Notional Amount      Termination     Payment made     Payments received by the  Unrealized Appreciation/
   Swap Counterpart            (000)              date       by the Portfolio          Portfolio              (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
                                                               76.48% of 1
     Goldman Sachs            $11,100          2/03/2006       Month LIBOR+              BMA*                   $ (8,534)

                                                                                        85.10% of
      Merrill Lynch           $11,100          2/03/2006          BMA*               1 Month LIBOR+               43,950

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                                    Principal
                                                       Amount
                                                        (000)           Value
-----------------------------------------------------------------------------
Municipal Bonds & Notes--102.7%
Long-Term Municipal Bonds--102.7%
Pennsylvania--84.95%
Allegheny Cnty Arpt Rev
   MBIA Ser 97 AMT
   5.75%, 1/01/10                                   $   2,540    $  2,761,945
Allegheny Cnty GO
   FGIC Ser 05C-57
   5.00%, 11/01/23                                      6,390       6,755,380
Allegheny Cnty Health Fac
   (South Hills Hlth) Ser 00B
   6.75%, 5/01/25                                       1,555       1,647,880
Allegheny Cnty Higher Ed
   (Thiel College) ACA Ser 99A
   5.38%, 11/15/19                                      1,000       1,040,030
   5.38%, 11/15/29                                      1,500       1,518,825
Allegheny Cnty Hlth Rev
   (Residential Resources) Ser 01
   6.60%, 9/01/31                                       1,595       1,681,369
Allegheny Cnty PCR
   (USX Corp.) Ser 98
   5.50%, 12/01/29                                      2,680       2,739,871
Allegheny Cnty Redev Auth Rev
   Pittsburgh Mills Project
   5.60%, 7/01/23                                       1,500       1,524,240
Bradford Cnty IDR
   (Int'l Paper) Ser 95A AMT
   6.60%, 3/01/19                                       2,500       2,562,100
Butler Cnty
   FGIC Ser 03
   5.25%, 7/15/26                                       1,625       1,844,619
Crawford Cnty Hlth Fac
   (Wesbury Methodist) Ser 99
   6.25%, 8/15/29                                       1,600       1,646,096
Delaware Cnty Higher Ed
   (Eastern College) Ser 99
   5.63%, 10/01/28                                      2,500       2,513,650
Delaware Cnty Indl Dev Auth Arpt Facs Var
   (UTD Parcel Svc Proj) Ser 85
   2.13%, 12/01/15 (d)                                  4,330       4,330,000
Delaware Cnty Indl Dev Auth Pollution Ctl Rev
   (BP Exploration & Oil) Ser 95
   2.19%, 10/01/19 (d)                                    500         500,000
Harrisburg Arpt Auth
   (Susquehanna Arpt Proj) Ser 99 AMT
   5.50%, 1/01/24                                       3,490       3,196,247
Lancaster Swr Auth Rev
   MBIA Ser 04
   5.00%, 4/01/22                                       1,330       1,411,742
Lehigh Nothampton Airport Rev
   MBIA Ser 00 AMT
   6.00%, 5/15/30                                       4,400       4,849,592
Lycoming Cnty Higher Ed
   (College of Technology) AMBAC Ser 02
   5.25%, 5/01/32                                       2,250       2,359,845
Montgomery Cnty Higher Ed
   (Beaver College) RADIAN Ser 99
   5.70%, 4/01/27                                       6,000       6,300,540
Montgomery Cnty Hospital Rev
   (Abington Memorial Hosp) Ser 02A
   5.13%, 6/01/32                                       3,000       3,041,790
Pennsylvania Eco Dev Auth
   (30th St Station) ACA Ser 02 AMT
   5.88%, 6/01/33                                       3,485       3,642,208
Pennsylvania Eco Dev Auth
   (Amtrak) Ser 01A AMT
   6.38%, 11/01/41                                      5,000       5,223,550

                                                    Principal
                                                       Amount
                                                        (000)           Value
-----------------------------------------------------------------------------
Pennsylvania HIgher Ed
   (UPMC Health Sys) Ser 01A
   6.00%, 1/15/31                                   $   2,405    $  2,631,936
Pennsylvania Hsg Fin Agy SFMR
   (Mortgage Rev) AMT
   Ser 02-74B
   5.25%, 4/01/32                                       3,245       3,281,733
   FSA Ser 03 AMT
   2.45%, 6/01/08                                       7,100       7,100,000
Pennsylvania Hsg Fin Agy SFMR
    Ser 99-67A
   5.90%, 10/01/30                                     12,205      12,553,332
Pennsylvania Higher Ed
   (Dickinson College) RADIAN Ser 03AA-1
   5.00%, 11/01/26                                      1,000       1,019,220
Pennsylvania ST Higher Edl Facs Auth Student Hsg Rev
   (Student Assn, Inc. Proj) Ser 03C
   2.01%, 7/01/38 (d)                                  10,980      10,980,000
Philadelphia Airport Sys
   AMBAC Ser 95A AMT
   6.10%, 6/15/25 (c)                                  10,000      10,344,300
Philadelphia Auth For Indl Dev Revs
   (Fox Chase Cancer Center Proj) Ser 97
   2.19%, 7/01/25 (d)                                   1,900       1,900,000
Philadelphia Sch Dist Lease Rev
   FSA Ser 03
   5.25%, 6/01/26                                       5,000       5,357,400
Philadephia Gas Wks Rev
      5.25%, 9/01/19                                    1,015       1,093,805
Philadelphia IDR
   FSA Ser 03
   15.88%, 10/01/10 (a)                                 1,600       1,882,832
Pittsburgh Urban Redev Auth SFMR
   (Mortgage Rev) FHA  AMT
   Ser 97A
   6.25%, 10/01/28                                        790         815,936
Pittsburgh Urban Redev Auth SFMR
   (Mortgage Rev) FHA AMT
   Ser 00A
   6.40%, 10/01/31                                      3,085       3,462,573
Potter Cnty Hosp Rev
   (Charles Cole Memorial) RADIAN Ser 96
   6.05%, 8/01/24                                       4,340       4,553,615
Schuylkill Cnty Indl Dev Auth Res Recovery Rev
   (Northeastern Power Co.) Ser 97A
   2.15%, 12/01/22 (d)                                  1,000       1,000,000
Southcentral Hosp Rev
   (Wellspan Health) MBIA Ser 01
   5.25%, 5/15/31                                       4,700       4,885,697
Washington Cnty
   (Capital Funding) AMBAC Ser 99
   6.15%, 12/01/29                                      3,200       3,385,696
                                                                 ------------
                                                                  139,339,594
                                                                 ------------
California--2.0%
California State GO
   5.25%, 4/01/27                                       1,250       1,311,463
   5.00%, 2/01/33                                       2,000       2,033,480
                                                                 ------------
                                                                    3,344,943
                                                                 ------------
Florida--7.9%
Collier Cnty Cmnty Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18                                       1,315       1,385,786
Collier Cnty IDR
   (Southern States Utils) Ser 96 AMT
   6.50%, 10/01/25                                      6,500       6,775,145
Crossings at Fleming Island CDD
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                       2,000       2,125,240

                                                    Principal
                                                       Amount
                                                        (000)           Value
-----------------------------------------------------------------------------
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                   $   1,050    $  1,133,538
Hammock Bay Cmnty Dev Dist Flaspl Assmt Rev
   Ser 04A
   6.15%, 5/01/24                                         440         441,346
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32                                         990       1,021,007
                                                                 ------------
                                                                   12,882,062
                                                                 ------------
Guam--0.3%
Guam Intl Arpt Auth
   MBIA Ser 03B
   5.25%, 10/01/23                                        500         539,555
                                                                 ------------
Illinois--1.2%
Antioch Village Spl Svc Area
    (Deercrest Proj) Ser 03
   6.63%, 3/01/33                                       1,000       1,006,200
Yorkville Cmnty Fac Dist
   (Raintree Village Project) Ser 03
   6.88%, 3/01/33                                       1,000       1,038,900
                                                                 ------------
                                                                    2,045,100
                                                                 ------------
Puerto Rico--5.0%
Puerto Rico Comwlth
   Hwy & Trans Auth Rev
   FGIC Ser 03
   3.10%, 7/01/14(d)                                    3,265       4,110,406
   FSA Ser 02D
   5.00%, 7/01/27                                       4,000       4,164,640
                                                                 ------------
                                                                    8,275,046
                                                                 ------------
Virgin
Islands--1.3%

Virgin Islands Pub Fin Auth Rev
   ACA Ser 03
   5.00%, 10/01/31                                      1,250       1,264,325
Virgin Islands Pub Fin Auth Rev (a)
   FSA Ser 03A
   14.72%, 10/01/13                                        85         135,120
   FSA Ser 03B
   14.72%, 10/01/14                                        50          79,270
   FSA Ser 03C
   15.98%, 10/01/15                                        70         116,628
   FSA Ser 03D
   15.98%, 10/01/16                                       180         293,641
   FSA Ser 03E
   15.98%, 10/01/17                                       115         183,778
                                                                 ------------
                                                                    2,072,762
                                                                 ------------
Total Municipal Bonds & Notes
   (cost $160,896,898)                                            168,499,062
                                                                 ------------

Total Investments--102.7%
   (cost $160,896,898)                                            168,499,062
                                                                 ------------

Other assets less liabilities--(2.7%)                              (4,473,948)
                                                                 ------------

Net Assets--100%                                                 $164,025,114
                                                                 ------------

INTEREST RATE SWAP CONTRACTS

                                                                              Rate Type
                                                             -------------------------------------------
                          Notional Amount      Termination     Payment made     Payments received by the  Unrealized Appreciation/
   Swap Counterpart            (000)              date       by the Portfolio          Portfolio              (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
                                                               76.48% of 1
     Goldman Sachs            $ 9,900          02/03/2006      Month LIBOR+              BMA*                    $(8,669)

                                                                85.10% of
      Merrill Lynch           $ 9,900          02/03/2006     1 Month LIBOR+             BMA*                     41,951

*BMA (Bond Market Association)
+LIBOR (London Interbank Offered Rate)

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES--97.2%
Long-Term Municipal Bonds--97.0%
Virginia--88.4%
Albemarle Cnty Ed Fac
   (The Convent School) Ser 01A
   7.50%, 7/15/23                                 $     500      $     534,205
   7.75%, 7/15/32                                     8,260          8,848,690
Alexandria MFHR
   (Buckingham Village Apts) Ser 96A AMT
   6.15%, 1/01/29                                     4,000          4,093,920
Arlington Cnty Hosp Rev
   (Arlington Health Sys) Ser 01
   5.25%, 7/01/31                                     6,400          6,580,864
Arlington Cnty IDR Sewer Rev
   (Ogden Martin) FSA Ser 98B AMT
   5.25%, 1/01/09                                     2,295          2,508,710
Arlington Cnty MFHR
   (Arlington View Terrace)
   FNMA Ser 01 AMT
   5.15%, 11/01/31                                    1,550          1,602,065
Bell Creek Cmnty Dev Dist
   Ser 03A
   6.75%, 3/01/22                                       900            928,665
Broad Street Cmnty Dev Dist
   (Parking Fac) Ser 03
   7.50%, 6/01/33                                     1,500          1,554,255
Celebrate VA North Cmnty Dev Dist
   Ser 03B
   6.60%, 3/01/25                                     1,250          1,278,475
Chesterfield Cnty
   (VA Elec & Pwr Co) Ser 02
   5.875%, 6/01/17                                    1,000          1,109,300
   5.875%, 6/01/17                                    2,800          3,106,040
Dinwiddie Cnty Va  Indl Dev Auth
   (Lease Rev) MBIA Ser 04B
   5.00%, 2/15/24                                     2,100          2,200,065
Dulles Town Cmnty Dev Auth
   (Dulles Town Ctr Proj) Ser 98
   6.25%, 3/01/26                                     2,065          2,117,183
Fairfax Cnty Va Swr Rev
   Rites-PA-1278-A
   7.386%, 7/15/13 - 7/15/15                          5,005          6,118,557
Fairfax Water Auth Rev
   Ser 02
   5.00%, 4/01/32                                     3,380          3,474,775
Greater Richmond Hotel Tax Rev
   (Convention Ctr Proj) Ser 00
   6.25%, 6/15/32                                     6,000          6,721,560
Hampton Convention Ctr Rev
   AMBAC Ser 02
   5.00%, 1/15/35 (c)                                 5,150          5,279,935
Harrisonburg MFHR
   (Battery Heights Assoc) GNMA Ser 96A
   6.25%, 4/20/36                                     5,185          5,369,845
Harrisonburg MFHR
   (Greens of Salem Run) FSA Ser 97 AMT
   6.30%, 4/01/29                                     1,140          1,194,059
Henry Cnty Hosp Rev
   (Memorial Hosp Martinsville & Henry)
   Ser 97
   6.00%, 1/01/27                                     1,250          1,351,350

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Isle Wight Cnty Solid Waste Rev
   (Union Camp Corp) Ser 94 AMT
   6.55%, 4/01/24                                 $   4,000      $   4,088,200
James City Cnty Solid Waste Rev
   (Anheuser Busch Proj) FSA Ser 97 AMT
   6.00%, 4/01/32                                     4,200          4,364,052
Loudoun Cnty IDR Hosp Rev
   (Loudoun Hosp Ctr) FSA Ser 95
   5.80%, 6/01/20                                     2,500          2,583,325
Metropolitan Washington Arpt Rev
   Ser 97B AMT
   5.50%, 10/01/23                                    9,410          9,673,668
Newport News Hlth Care Fac
   (Mennowood) GNMA Ser 96A
   6.25%, 8/01/36                                     2,590          2,714,993
Newport News MFHR
   (Walker Village Proj) GNMA Ser 02A AMT
   5.55%, 9/20/34                                     1,880          1,939,258
   5.65%, 3/20/44                                     1,660          1,712,107
Norfolk Arpt Auth Rev
   FGIC Ser 01B AMT
   5.30%, 7/01/25 (e)                                10,000         10,440,099
Norfolk Arpt Auth Rev
   (Air Cargo) Ser 02 AMT
   6.25%, 1/01/30                                     1,000          1,024,010
Portsmouth Util Rev
   FGIC Ser 01B
   5.00%, 6/01/26                                     1,500          1,529,070
Prince William MFHR
   (Woodwind Gables)
   AMBAC Ser 01A  AMT
   5.30%, 12/01/34                                    2,860          2,943,083
Staunton Ed Fac
(Mary Baldwin College) Ser 96
   6.75%, 11/01/21                                    3,645          3,791,930
Virginia Beach MFHR
   (Beth Sholom Terrace) GNMA Ser 02
   5.40%, 4/01/44                                     2,900          3,002,109
Virginia Biotechnology Auth
   (Consolidated Laboratories Proj) Ser 01
   5.00%, 9/01/21                                     4,170          4,411,360
Virginia Hsg Dev Auth MFHR
   (Rental Hsg)
   Ser 02B AMT
   5.50%, 4/01/27                                     5,000          5,151,050
Virginia Hsg Dev Auth MFHR
   (Rental Hsg)
   Ser 99 AMT
   5.95%, 2/01/23                                     5,525          5,772,465
Virginia Hsg Dev Auth SFMR
   (Mortgage Rev) Ser 01D AMT
   5.40%, 6/01/24                                     3,155          3,249,429
Virginia Port Auth Rev
   (Newport News) Ser 02 AMT
   5.125%, 7/01/24                                    4,000          4,222,680
   5.00%, 7/01/27                                     1,000          1,025,060
Virginia Sewer Rev
   (Hopwell Wastewtr Fac) Ser 95A AMT
   6.00%, 10/01/25                                    1,375          1,416,938
                                                                 -------------
                                                                   141,027,404
                                                                 -------------
California--3.0%
California State GO
   5.00%, 2/01/33                                     2,615          2,674,715
   5.25%, 4/01/27- 4/01/29                            2,000          2,092,220
                                                                 -------------
                                                                     4,766,935
                                                                 -------------

                                                  Principal
                                                     Amount
                                                      (000)              Value
------------------------------------------------------------------------------
Florida--2.0%
Fleming Island Plantation Cmnty Dev Dist
   Ser 00B
   7.375%, 5/01/31                                $   3,000      $   3,243,750
                                                                 -------------
Illinois--0.7%
Yorkville Cmnty Fac Dist
   (Raintree Village Project) Ser 03
   6.875%, 3/01/33                                    1,000          1,038,900
                                                                 -------------
Puerto Rico--2.2%
Puerto Rico Comwlth Hwy & Tran Auth Rev
   FGIC Ser 03
   3.10%, 7/01/14                                     1,800          2,266,074
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22                                     1,100          1,194,160
                                                                 -------------
                                                                     3,460,234
                                                                 -------------
South Carolina--0.7%
South Carolina Pub Svc
   FGIC Ser 05A
   5.25%, 1/01/22                                     1,000          1,055,890
                                                                 -------------

Total Long-Term Municipal Bonds
   (cost $147,076,153)                                             154,593,113
                                                                 -------------
Short-Term Municipal Notes--0.2%
Virginia--0.2%
Loudoun Cnty Indl dev Auth Rec
   (Howard Hughes Med) Ser A
   2.17%, 2/15/38                                       300            300,000
                                                                 -------------
Total Short-Term Municipal Notes
   (cost $300,000)                                                     300,000
                                                                 -------------

Total Investments--97.2%
   (cost $147,376,153)                                             154,893,113

Other assets less liabilities--2.8%                                  4,542,761
                                                                 -------------

Net Assets--100%                                                    159,435,874
                                                                 -------------

FINANCIAL FUTURES CONTRACTS

                             Number of               Expiration     Original     Value at       Unrealized
         Type                Contracts    Position     Month          Value    Dec. 31, 2004   Appreciation
         ----                ---------    --------     -----          -----    -------------   ------------
  U.S. Treasury Note
    10 Yr Futures               26          Long      March 2005   $2,883,483   $2,910,375      $   26,892
    10 Yr Swap Futures          35          Long      March 2005   $3,827,436   $3,859,844          32,408
                                                                                                ----------
                                                                                                $   59,300
                                                                                                ==========

INTEREST RATE SWAP CONTRACTS

                                                                              Rate Type
                                                             -------------------------------------------
                          Notional Amount      Termination     Payment made     Payments received by the  Unrealized Appreciation/
   Swap Counterpart            (000)              date       by the Portfolio          Portfolio              (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
                                                                76.48% of 1
      Goldman Sachs            9,400           02/03/2006      Month LIBOR+               BMA*                 $  (8,231)
                                                                                    85.10% of 1 Month
      Merrill Lynch            9,400           02/03/2006          BMA*                  LIBOR+                   39,833

* BMA   (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

(a) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in tranctions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate market value of these securities amounted to $2,965,308 or 1.56 % of the net assets.
(c) Represents entire or partial position segregated as collateral for interest rate swap.
(d)   Variable rate coupon, rate shown as of December 31, 2004.
(e) Position segregated to collateralize margin requirements for open futures contracts sold, as follows: Florida Portfolio, $106,084; Massachusetts Portfolio, $153,293; Michigan Portfolio, $575,368; New Jersey Portfolio, $401,652; Ohio Portfolio, $58,038; Virginia Portfolio, $219,242.

      Glossary of Terms:

      ACA          American Capital Access
      AMBAC        American Municipal Bond Assurance Corporation
      AMT          Alternative Minimum Tax
      BAN          Bond Anticipation Note
      CBT          Chicago Board of Trade
      CGIC         Capital Guaranty Insurance Company
      CDD          Community Development District
      CFD          Community Facility District
      CONNIE LEE   Connie Lee Insurance Company
      COP          Certificate of Participation
      EDA          Economic Development Agency
      ETM          Escrow to Maturity
      FGIC         Financial Guaranty Insurance Company
      FHA          Federal Housing Authority
      FHLMC        Federal Home Loan Mortgage Corporation
      FNMA         Federal National Mortgage Association
      FSA          Financial Security Assurance, Inc.
      GNMA         Government National Mortgage Association
      GO           General Obligation
      HEFA         Health & Educational Facility Authority
      HFA          Housing Finance Agency/ Authority
      IDA          Industrial Development Authority
      IDB          Industrial Development Bond
      IDR          Industrial Development Revenue
      MBIA         Municipal Bond Investors Assurance
      MFHR         Multi-Family Housing Revenue
      NR           Rating not applied for
      PCR          Pollution Control Revenue
      RADIAN       Radian Group, Inc.
      RAN          Revenue Anticipation Note
      SFMR         Single Family Mortgage Revenue
      SWDR         Solid Waste Disposal Revenue
      TBA          To Be Determined
      TFA          Transitional Finance Authority
      TRAN         Tax & Revenue Anticipation Note
      VRDN         Variable Rate Demand Note
      XLCA         XL Capital Assurance, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005